Share-based payments (Tables)	12 Months Ended
Sep. 30, 2020
Share-Based Payment Arrangements [Abstract]
Disclosure of Information Concerning Outstanding Stock Options
The following table presents information concerning the outstanding stock options granted by the Company:

		2020		2019
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	9,891,592	54.64	12,830,826	52.01
Granted	913,560	110.65	52,735	82.59
Exercised (Note 19)	(1,438,877)	39.72	(1,942,580)	32.81
Forfeited	(431,223)	84.50	(1,045,783)	64.11
Expired	(955)	74.55	(3,606)	34.79
Outstanding, end of year	8,934,097	61.33	9,891,592	54.64
Exercisable, end of year	5,748,402	49.02	5,460,470	41.32

Disclosure of Range of Exercise Prices of Outstanding Stock Options
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2020:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
14.48 to 38.79	1,945,743	2.70	29.83	1,945,743	29.83
39.47 to 50.94	1,356,156	4.68	45.21	1,356,156	45.21
52.63 to 63.72	3,235,718	6.43	63.00	2,019,298	62.87
67.04 to 87.65	1,523,387	7.92	84.05	426,416	82.94
102.79 to 110.73	873,093	9.17	110.70	789	102.79
	8,934,097	5.87	61.33	5,748,402	49.02

Disclosure of Number of Options and Weighted Average Remaining Contractual Life
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2020:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
14.48 to 38.79	1,945,743	2.70	29.83	1,945,743	29.83
39.47 to 50.94	1,356,156	4.68	45.21	1,356,156	45.21
52.63 to 63.72	3,235,718	6.43	63.00	2,019,298	62.87
67.04 to 87.65	1,523,387	7.92	84.05	426,416	82.94
102.79 to 110.73	873,093	9.17	110.70	789	102.79
	8,934,097	5.87	61.33	5,748,402	49.02

Disclosure of Weighted Average Assumptions Used in the Calculation of Fair Value of Stock Options
The weighted average fair value of stock options granted in the year and the weighted average assumptions used in the calculation of their fair value on the date of grant using the Black-Scholes option pricing model were as follows:

	Year ended September 30
	2020	2019
Grant date fair value ($)	17.71	16.24
Dividend yield (%)	0.00	0.00
Expected volatility (%)[1]	16.60	19.79
Risk-free interest rate (%)	1.55	2.26
Expected life (years)	4.00	4.00
Exercise price ($)	110.65	82.59
Share price ($)	110.65	82.59

[1]	Expected volatility was determined using statistical formulas and based on the weekly historical average of closing daily share prices over the period of the expected life of stock options.

Disclosure of Information Concerning PSUs
The following table presents information concerning the number of outstanding PSUs granted by the Company:

Outstanding as at September 30, 2018	658,732
Granted[1]	472,187
Exercised (Note 19)	(160,694)
Forfeited	(108,740)
Outstanding as at September 30, 2019	861,485
Granted[1]	607,342
Exercised (Note 19)	(157,788)
Forfeited	(79,569)
Outstanding as at September 30, 2020	1,231,470

[1]	The PSUs granted in 2020 had a grant date fair value of $107.39 per unit ($83.24 in 2019).

Disclosure of Share-Based Payment Expense
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2020	2019
	$	$
Stock options	16,378	21,674
PSUs	20,979	17,766
Share purchase plan	127,983	115,287
DSUs	(607)	3,334
	164,733	158,061